TAXES - Valuation allowance (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
TAXES
Beginning balance	$ (914,799)	$ (775,415)
(Increase)/decrease in valuation allowance	355,184	(50,045)
Foreign exchange	(28,147)	932
Ending balance	(587,762)	(824,528)
Valuation allowance	$ 587,762	$ 824,528